     As filed with the Securities and Exchange Commission on July 14, 2015



                                                            File Nos. 333-200234

                                                                       811-03365


                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.

                                                                              []

                         Post-Effective Amendment No. 2


                                                                             [x]
                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 594


                                                                             [x]
                        (Check Appropriate Box or Boxes)

                    MetLife Investors USA Separate Account A

                           (Exact Name of Registrant)

                         MetLife Insurance Company USA

                              (Name of Depositor)

                        11225 North Community House Road

                              Charlotte, NC 28277


        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code


                                 (212) 578-9500


                    (Name and Address of Agent for Service)

                              Eric T. Steigerwalt

                                   President

                         MetLife Insurance Company USA

                        11225 North Community House Road

                              Charlotte, NC 28277


                                   COPIES TO:

                                W. Thomas Conner

                                 Reed Smith LLP

                              1301 K Street, N.W.

                            Suite 1100 - East Tower

                          Washington, D.C. 20005-3373



                 Approximate Date of Proposed Public Offering:


             On July 20, 2015 or as soon thereafter as practicable.



It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.



[x]    on July 20, 2015 pursuant to paragraph (b) of Rule 485.



[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


[]     If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.


This registration statement incorporates by reference the Prospectus dated May 1, 2015 and the Statement of Additional Information dated May 1, 2015 for the Series O (offered between April 30, 2012 and July 19, 2015) contracts included in Post-Effective Amendment No. 1 to the registration statement on Form N-4 (File Nos. 333-200234/811-03365) filed on April 15, 2015 pursuant to paragraph (b) of Rule 485.

                         METLIFE INSURANCE COMPANY USA
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED JULY 20, 2015
                                      TO
                      THE PROSPECTUSES DATED MAY 1, 2015

This supplement revises information in the prospectuses dated May 1, 2015 for the Series O variable annuity contracts issued by MetLife Insurance Company USA and the Class O variable annuity contracts issued by First MetLife Investors Insurance Company (together with MetLife Insurance Company USA, "we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 709-2811 to request a free copy.

1. INVESTMENT PORTFOLIOS ADDED

The following Investment Portfolios have been added as investment options under the variable annuity contracts:

BlackRock Variable Series Funds, Inc.
-------------------------------------
   BlackRock Global Allocation V.I. Fund (Class III)

Met Investors Series Trust
--------------------------
   American Funds(R) Balanced Allocation Portfolio (Class C)
   American Funds(R) Growth Allocation Portfolio (Class C)
   American Funds(R) Moderate Allocation Portfolio (Class C)
   Goldman Sachs Mid Cap Value Portfolio (Class B)
   Harris Oakmark International Portfolio (Class B)
   Invesco Small Cap Growth Portfolio (Class B)
   JPMorgan Core Bond Portfolio (Class B)
   Loomis Sayles Global Markets Portfolio (Class B)
   Met/Artisan International Portfolio (Class B)
   Met/Eaton Vance Floating Rate Portfolio (Class B)
   MetLife Small Cap Value Portfolio (Class B)
   TCW Core Fixed Income Portfolio (Class B)

Metropolitan Series Fund
------------------------
   Baillie Gifford International Stock Portfolio (Class B)
   BlackRock Large Cap Value Portfolio (Class B)
   MetLife Mid Cap Stock Index Portfolio (Class G)
   MetLife Stock Index Portfolio (Class G)
   MSCI EAFE(R) Index Portfolio (Class G)
   Russell 2000(R) Index Portfolio (Class G)

                                                                  SUPP-OUSNY715

   T. Rowe Price Large Cap Growth Portfolio (Class B)
   T. Rowe Price Small Cap Growth Portfolio (Class G)
   Western Asset Management Strategic Bond Opportunities Portfolio (Class B) Western Asset Management U.S. Government Portfolio (Class B)

The Universal Institutional Funds, Inc.
---------------------------------------
   Global Infrastructure Portfolio (Class II)

2. INVESTMENT OPTIONS

   A. INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS

In the "INVESTMENT OPTIONS - Investment Portfolios That Are Funds-of-Funds" section, add the following to the list of Investment Portfolios that are funds-of-funds: American Funds(R) Balanced Allocation Portfolio, American Funds(R) Growth Allocation Portfolio, and American Funds(R) Moderate Allocation Portfolio.

   B. TRANSFERS - RESTRICTIONS ON FREQUENT TRANSFERS

In the "INVESTMENT OPTIONS - Transfers" section, replace the list of Monitored Portfolios in the second paragraph under "Restrictions on Frequent Transfers" with the following:

       the American Funds Global Growth Fund, the American Funds Global Small Capitalization Fund, the BlackRock Global Allocation V.I. Fund, the BlackRock High Yield Portfolio, the Clarion Global Real Estate Portfolio, the Harris Oakmark International Portfolio, the Invesco Small Cap Growth Portfolio, the JPMorgan Small Cap Value Portfolio, the Loomis Sayles Global Markets Portfolio, the Lord Abbett Bond Debenture Portfolio, the Met/Artisan International Portfolio, the Met/Eaton Vance Floating Rate Portfolio, the MetLife Small Cap Value Portfolio, the MFS(R) Emerging Markets Equity Portfolio, the MFS(R) Research International Portfolio, the Oppenheimer Global Equity Portfolio, the Pioneer Strategic Income Portfolio, the Baillie Gifford International Stock Portfolio, the Loomis Sayles Small Cap Growth Portfolio, the Met/Dimensional International Small Company Portfolio, the MSCI EAFE(R) Index Portfolio, the Neuberger Berman Genesis Portfolio, the Russell 2000(R) Index Portfolio, the T. Rowe Price Small Cap Growth Portfolio, the Western Asset Management Strategic Bond Opportunities Portfolio, and the Global Infrastructure Portfolio

3. PARTICIPATING INVESTMENT PORTFOLIOS

   A. INVESTMENT PORTFOLIOS ADDED

Below are the advisers, subadvisers, and investment objectives of the Investment Portfolios that have been added as investment options under the contracts. The fund prospectuses contain more complete information, including the fund expenses and a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

   BLACKROCK VARIABLE SERIES FUNDS, INC.

   BlackRock Variable Series Funds, Inc. is a mutual fund with multiple portfolios. BlackRock Advisors, LLC is the investment adviser to the following portfolio, which is available under the contracts:

       BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)

       Investment Objective: The BlackRock Global Allocation V.I. Fund seeks
       --------------------
       high total investment return.

   MET INVESTORS SERIES TRUST

   Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of ours, is the investment adviser to the portfolios. The following portfolios are available under the contracts:

       AMERICAN FUNDS(R) BALANCED ALLOCATION PORTFOLIO (CLASS C)

       Investment Objective: The American Funds(R) Balanced Allocation Portfolio
       --------------------
       seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

       AMERICAN FUNDS(R) GROWTH ALLOCATION PORTFOLIO (CLASS C)

       Investment Objective: The American Funds(R) Growth Allocation Portfolio
       --------------------
       seeks growth of capital.

       AMERICAN FUNDS(R) MODERATE ALLOCATION PORTFOLIO (CLASS C)

       Investment Objective: The American Funds(R) Moderate Allocation Portfolio
       --------------------
       seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.

       GOLDMAN SACHS MID CAP VALUE PORTFOLIO (CLASS B)

       Subadviser: Goldman Sachs Asset Management, L.P.
       ----------

       Investment Objective: The Goldman Sachs Mid Cap Value Portfolio seeks
       --------------------
       long-term capital appreciation.

       HARRIS OAKMARK INTERNATIONAL PORTFOLIO (CLASS B)

       Subadviser: Harris Associates L.P.
       ----------

       Investment Objective: The Harris Oakmark International Portfolio seeks
       --------------------
       long-term capital appreciation.

       INVESCO SMALL CAP GROWTH PORTFOLIO (CLASS B)

       Subadviser: Invesco Advisers, Inc.
       ----------

       Investment Objective: The Invesco Small Cap Growth Portfolio seeks
       --------------------
       long-term growth of capital.

       JPMORGAN CORE BOND PORTFOLIO (CLASS B)

       Subadviser: J.P. Morgan Investment Management Inc.
       ----------

       Investment Objective: The JPMorgan Core Bond Portfolio seeks to maximize
       --------------------
       total return.

       LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO (CLASS B)

       Subadviser: Loomis, Sayles & Company, L.P.
       ----------

       Investment Objective: The Loomis Sayles Global Markets Portfolio seeks
       --------------------
       high total investment return through a combination of capital appreciation and income.

       MET/ARTISAN INTERNATIONAL PORTFOLIO (CLASS B)

       Subadviser: Artisan Partners Limited Partnership
       ----------

       Investment Objective: The Met/Artisan International Portfolio seeks
       --------------------
       maximum long-term capital growth.

       MET/EATON VANCE FLOATING RATE PORTFOLIO (CLASS B)

       Subadviser: Eaton Vance Management
       ----------

       Investment Objective: The Met/Eaton Vance Floating Rate Portfolio seeks a
       --------------------
       high level of current income.

       METLIFE SMALL CAP VALUE PORTFOLIO (CLASS B)

       Subadvisers: Delaware Investments Fund Advisers; Wells Capital Management
       -----------
       Incorporated

       Investment Objective: The MetLife Small Cap Value Portfolio seeks
       --------------------
       long-term capital appreciation.

       TCW CORE FIXED INCOME PORTFOLIO (CLASS B)

       Subadviser: TCW Investment Management Company
       ----------

       Investment Objective: The TCW Core Fixed Income Portfolio seeks to
       --------------------
       maximize total return consistent with the preservation of capital.

   METROPOLITAN SERIES FUND

   Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of ours, is the investment adviser to the portfolios. The following portfolios are available under the contracts:

       BAILLIE GIFFORD INTERNATIONAL STOCK PORTFOLIO (CLASS B)

       Subadviser: Baillie Gifford Overseas Limited
       ----------

       Investment Objective: The Baillie Gifford International Stock Portfolio
       --------------------
       seeks long-term growth of capital.

       BLACKROCK LARGE CAP VALUE PORTFOLIO (CLASS B)

       Subadviser: BlackRock Advisors, LLC
       ----------

       Investment Objective: The BlackRock Large Cap Value Portfolio seeks
       --------------------
       long-term growth of capital.

       METLIFE MID CAP STOCK INDEX PORTFOLIO (CLASS G)

       Subadviser: MetLife Investment Advisors, LLC
       ----------

       Investment Objective: The MetLife Mid Cap Stock Index Portfolio seeks to
       --------------------
       track the performance of the Standard & Poor's MidCap 400(R) Composite Stock Price Index.

       METLIFE STOCK INDEX PORTFOLIO (CLASS G)

       Subadviser: MetLife Investment Advisors, LLC
       ----------

       Investment Objective: The MetLife Stock Index Portfolio seeks to track
       --------------------
       the performance of the Standard & Poor's 500(R) Composite Stock Price Index.

       MSCI EAFE(R) INDEX PORTFOLIO (CLASS G)

       Subadviser: MetLife Investment Advisors, LLC
       ----------

       Investment Objective: The MSCI EAFE(R) Index Portfolio seeks to track the
       --------------------
       performance of the MSCI EAFE(R) Index.

       RUSSELL 2000(R) INDEX PORTFOLIO (CLASS G)

       Subadviser: MetLife Investment Advisors, LLC
       ----------

       Investment Objective: The Russell 2000(R) Index Portfolio seeks to track
       --------------------
       the performance of the Russell 2000(R) Index.

       T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (CLASS B)

       Subadviser: T. Rowe Price Associates, Inc.
       ----------

       Investment Objective: The T. Rowe Price Large Cap Growth Portfolio seeks
       --------------------
       long-term growth of capital.

       T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO (CLASS G)

       Subadviser: T. Rowe Price Associates, Inc.
       ----------

       Investment Objective: The T. Rowe Price Small Cap Growth Portfolio seeks
       --------------------
       long-term capital growth.

       WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO (CLASS B)

       Subadviser: Western Asset Management Company
       ----------

       Investment Objective: The Western Asset Management Strategic Bond
       --------------------
       Opportunities Portfolio seeks to maximize total return consistent with preservation of capital.

       WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS B)

       Subadviser: Western Asset Management Company
       ----------

       Investment Objective: The Western Asset Management U.S. Government
       --------------------
       Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.

   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

   The Universal Institutional Funds, Inc. is a mutual fund with multiple portfolios. Morgan Stanley Investment Management Inc. is the investment adviser to the following portfolio, which is available under the contracts:

       GLOBAL INFRASTRUCTURE PORTFOLIO (CLASS II)

       Subadvisers: Morgan Stanley Investment Management Company; Morgan
       -----------
       Stanley Investment Management Limited

       Investment Objective: The Global Infrastructure Portfolio seeks both
       --------------------
       capital appreciation and current income.

   B. SUBADVISER NAME CHANGE

The name of the subadviser of the MetLife Multi-Index Targeted Risk Portfolio of Met Investors Series Trust and the Barclays Aggregate Bond Index Portfolio of Metropolitan Series Fund has changed from MetLife Investment Management, LLC to MetLife Investment Advisors, LLC.

4. INFORMATION FOR SERIES O

The Series O variable annuity contract offered by the prospectus dated May 1, 2015 is no longer available for new sales as of July 20, 2015.

On page 1 of the prospectus, change "Series O" to "Series O (offered between April 30, 2012 and July 19, 2015)."

On the Securities and Exchange Commission's EDGAR system, which is available through the Securities and Exchange Commission web site (http://www.sec.gov), the class (contract) identifier for this contract has been changed to "Series O (offered between April 30, 2012 and July 19, 2015)."

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                        Telephone: 800-709-2811

                                     PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a.   Financial Statements
     ---------------------------------------------------------------------------------------------------

The financial statements and financial highlights of each of the Sub-Accounts of the Separate Account are included in Part B of Post-Effective Amendment No. 1/Amendment No. 577 to Registration Statement
Nos. 333-200234/811-03365 and include:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statements of Assets and Liabilities as of December 31, 2014.

3.   Statements of Operations for the year ended December 31, 2014.

4.   Statements of Changes in Net Assets for the years ended December 31, 2014 and 2013.

5.   Notes to the Financial Statements.

The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B of Post-Effective Amendment No. 1/Amendment No. 577 to Registration Statement
Nos. 333-200234/811-03365 and include:

1.   Report of Independent Registered Public Accounting Firm.

2.   Consolidated Balance Sheets as of December 31, 2014 and 2013.

3.   Consolidated Statements of Operations for the years ended December 31, 2014, 2013 and 2012.

4.   Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2014, 2013 and 2012.

5.   Consolidated Statements of Stockholder's Equity for the years ended December 31, 2014, 2013 and
     2012.

6.   Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012.

7.   Notes to the Consolidated Financial Statements.

8.   Financial Statement Schedules.


b.            Exhibits
              -----

1.   (i)      Certification of Restated Resolutions of the Board of Directors of MetLife Investors USA Insurance
              Company authorizing the establishment of the Separate Account (adopted May 18, 2004) (3)

     (ii)     Resolutions of the Board of Directors of the MetLife Investors USA Insurance Company (including
              Agreement and Plan of Merger attached as Exhibit B to the resolutions) (adopted August 13, 2014) (20)

     (iii)    Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing the establishment of the Separate Account (adopted September 17, 2014) (20)

2.            Not Applicable.

3.   (i)(a)   Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 24, 2009) (6)

     (i)(b)   Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (dated August 18, 2014) (20)

     (ii)     Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement)
                (14)

4.   (i)      Individual Flexible Purchase Payment Deferred Variable Annuity Contract (1)

     (ii)     Death Benefit Rider - Principal Protection (1)

     (iii)    Death Benefit Rider - Compounded Plus (1)

     (iv)     Death Benefit Rider - (Annual Step-Up) (1)

     (v)      Additional Death Benefit Rider - (Earnings Preservation Benefit) (1)

     (vi)     Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (1)

     (vii)    Terminal Illness Rider (1)

     (viii)   Unisex Annuity Rates Rider (1)


     (ix)       Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company;
                formerly Security First Life Insurance Company) MI - 2023 (2)

     (x)        Individual Retirement Annuity Endorsement 8023.1 (9/02) (3)

     (xi)       Roth Individual Retirement Annuity Endorsement 9024.1 (9/02) (3)

     (xii)      Form of 401(a)/403(a) Plan Endorsement MLIU-401-3 (5/11) (13)

     (xiii)     Tax Sheltered Annuity Endorsement 8026.1 (9/02) (3)

     (xiv)      Simple Individual Retirement Annuity Endorsement 8276 (9/02) (3)

     (xv)       Form of Enhanced Dollar Cost Averaging Rider 8013-1 (05/05) (4)

     (xvi)      Form of Three Month Market Entry Rider 8104-1 (05/05) (4)

     (xvii)     Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1 (11/05)-I (5)

     (xviii)    Fixed Account Rider 8012 (11/00) (7)

     (xix)      Guaranteed Minimum Income Benefit Rider - Living Benefit MLIU-560-4 (4/08) (GMIB Max IV and
                GMIB Max V) (8)

     (xx)       Form of Contract Schedule for Guaranteed Minimum Income Benefit (GMIB) Rider MLIU-EGMIB
                (4/08) (GMIB Max IV and GMIB Max V) (12)

     (xxi)      Form of Spousal Continuation Endorsement MLIU-GMIB (2/10)-E (9)

     (xxii)     Form of Qualified Distribution Program Endorsement MLIU-RMD (7/10)-E (GMIB Max IV and GMIB
                Max V) (10)

     (xxiii)    Form of Tax-Sheltered Annuity Endorsement MLIU-398-3 (12/08) (11)

     (xxiv)     Form of Contract Schedule for the Variable Annuity Contract 8028-6-(2/12) (GMIB Max IV and GMIB
                Max V) (13)

     (xxv)      Guaranteed Withdrawal Benefit Rider MLIU-690-5 (4/13) (GWB v1) (14)

     (xxvi)     Guaranteed Withdrawal Benefit Payment Enhancement Rider MLIU-NHR (4/13) (GWB v1) (14)

     (xxvii)    Form of Contract Schedule 8028-7 (4/13) (14)

     (xxviii)   Form of Contract Schedule for Guaranteed Withdrawal Benefit (GWB) Rider MLIU-GWB (4/13) (GWB
                v1) (14)

     (xxix)     Merger Endorsement (effective November 14, 2014) (MetLife Investors USA Insurance Company
                merged into MetLife Insurance Company USA) 6-E118-14 (20)

     (xxx)      Non-qualified Annuity Endorsement MLIU-NQ (11/04) - I (20)

5.              Form of Variable Annuity Application 8900 (11/1) APPUSAO Nov 2014 (20)

6.   (i)        Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November
                14, 2014) (20)

     (ii)       Copy of the Bylaws of the Company (20)

7.              Not Applicable.

8.   (i)(a)     Participation Agreement Among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife
                Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity
                Company (effective 11-01-05) (15)

     (i)(b)     First Amendment to Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC,
                MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and
                Annuity Company (effective 05-01-09) (16)

     (i)(c)     Amendment to Participation Agreement in effect Among Met Investors Series Trust, MetLife Advisers,
                LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al.
                (effective 4-30-10) (16)

     (i)(d)     Amendment to Participation Agreement with Met Investors Series Trust (effective November 17, 2014)
                      (20)

     (ii)(a)    Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                Investors Distribution Company, MetLife Insurance Company of Connecticut (effective 08-31-07) (17)


          (ii)(b)    Amendment to Participation Agreement in effect Among Metropolitan Series Fund, Inc., MetLife
                     Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of
                     Connecticut, et al. (effective 04-30-10) (16)

          (iii)(a)   Fund Participation Agreement Among The Travelers Insurance Company, The Travelers Life and
                     Annuity Company, American Variable Insurance Series, American Funds Distributors, Inc. and Capital
                     Research and Management Company (effective 10-01-99) (18)

          (iii)(b)   Amendment to the Participation Agreement between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10)
                            (19)

          (iii)(c)   Amendment to the Participation Agreement with American Funds Insurance Series (effective November
                     17, 2014) (20)

          (iv)       Participation Agreement Among BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC
                     and MetLife Insurance Company USA (effective 11-17-14) (22)

          (v)(a)     Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers
                     Life and Annuity Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc.
                     and Morgan Stanley Investment Management Inc. dated May 1,2005 and amendment. (23)

          (v)(b)     Amendment to Participation Agreement with The Universal Institutional Funds, Inc. (effective November
                     17, 2014) (22)

9.                   Opinion of Counsel (20)

10.                  Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (filed herewith)

11.                  Not Applicable.

12.                  Not Applicable.

13.                  Powers of Attorney for Eric T. Steigerwalt, Elizabeth M. Forget, Gene L. Lunman, Peter M. Carlson and
                     Anant Bhalla (21)

      (1)            incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

      (2)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
                     Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.

      (3)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
                     Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

      (4)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
                     Nos. 333-54464 and 811-03365) filed electronically on January 18, 2005.

      (5)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
                     Nos. 333-54464 and 811-03365) filed electronically on September 9, 2005.

      (6)            incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities'
                     Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-152199 and 811-21262) filed electronically on April 8, 2009.

      (7)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File
                     Nos. 333-54466 and 811-03365) filed electronically on April 16, 2007.

      (8)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File
                     Nos. 333-54464 and 811-03365) filed electronically on December 21, 2007.

      (9)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 35 to Form N-4 (File
                     Nos. 333-54466 and 811-03365) filed electronically on April 22, 2010.

   (10)              incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
                     Nos. 333-152385 and 811-03365) filed electronically on June 11, 2010.

   (11)              incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File
                     Nos. 333-156648 and 811-03365) filed electronically on March 22, 2011.

   (12)              incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4 (File Nos.
                     333-176374 and 811-03365) filed electronically on September 19, 2011.

   (13)              incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
                     Nos. 333-176374 and 811-03365) filed electronically on April 11, 2012.


(14)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
         Nos. 333-176374 and 811-03365) filed electronically on April 10, 2013.

(15)     incorporated herein by reference to The Travelers Fund ABD for Variable Annuities' Post-Effective
         Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) filed electronically on April 6,
         2006.

(16)     incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities'
         Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012.

(17)     incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities'
         Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-65926 and 811-09411) filed electronically on October 31, 2007.

(18)     incorporated herein by reference to MetLife of CT Fund UL III for Variable Life Insurance's
         Post-Effective Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) filed electronically on April 9, 2009.

(19)     incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities'
         Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152194 and 811-21262) filed electronically on April 5, 2011.

(20)     incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos.
         333-200234 and 811-03365) filed electronically on November 17, 2014.

(21)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
         Nos. 333-200234 and 811-03365) filed electronically on April 15, 2015.

(22)     incorporated herein by reference to Registrant's Registration Statementon Form N-4 (File Nos.
         333-200323 and 811-03365) filed electronically on November 18, 2014.

(23)     incorporated herein by reference to MetLife of CT Fund UL III for Variable Life Insurance's Post-Effective
         Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) filed electronically on April 9,2009.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------  ---------------------------------------------------------------

Eric T. Steigerwalt                    Director, Chairman of the Board, President and Chief Executive
Gragg Building                         Officer
11225 North Community House Road
Charlotte, NC 28277

Elizabeth M. Forget                    Director and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Gene L. Lunman                         Director and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Ricardo A. Anzaldua                    Executive Vice President and General Counsel
1095 Avenue of the Americas
New York, NY 10036

Peter M. Carlson                       Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, NY 10036

Steven J. Goulart                      Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------  --------------------------------------------------------

Robin F. Lenna                         Executive Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Anant Bhalla                           Senior Vice President and Chief Financial Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Marlene B. Debel                       Senior Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036

Robert C. Dill                         Senior Vice President and US Controller
501 Route 22
Bridgewater, NJ 08807

James Galli                             Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

Jason P. Manske                        Senior Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Roberto Baron                          Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

Steven J. Brash                        Senior Vice President
277 Park Avenue
46th Floor
New York, NY 10172

Adam M. Hodes                          Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

Jean P. Vernor                         Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

Stewart M. Ashkenazy                   Vice President, Senior Actuary and Illustration Actuary
1095 Avenue of the Americas
New York, NY 10036

S. Peter Headley                       Vice President and Assistant Secretary
10801 Mastin Boulevard
Suite 930
Overland Park, KS 66210

Andrew Kaniuk                          Vice President and Senior Actuary
501 Route 22
Bridgewater, NJ 08807

Christopher A. Kremer                  Vice President and Actuary
One Financial Center
21st Floor
Boston, MA 02111

Lisa S. Kuklinski                      Vice President and Senior Actuary
1095 Avenue of the Americas
New York, NY 10036

Enid M. Reichert                       Vice President and Actuary
501 Route 22
Bridgewater, NJ 08807


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------  ----------------------------------------

Ruth Y. Sayasith                       Vice President and Appointed Actuary
501 Route 22
Bridgewater, NJ 08807

Christopher Siudzinski                 Vice President and Actuary
1095 Avenue of the Americas
New York, NY 10036

Wendy Lee Williams                     Vice President and Illustration Actuary
Woodward Building
11215 North Community House Road
Charlotte, NC 28277

Scott E. Andrews                       Vice President
4700 Westown Pkwy.
Suite 200
West Des Moines, IA 50266

Andrew T. Aoyama                       Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Grant Barrans                          Vice President
600 North King Street
Wilmington, DE 19801

Henry W. Blaylock                      Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Timothy J. Brown                       Vice President
501 Route 22
Bridgewater, NJ 08807

Mark J. Davis                          Vice President
501 Route 22
Bridgewater, NJ 08807

Lynn A. Dumais                         Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Kevin G. Finneran                      Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277

Geoffrey A. Fradkin                    Vice President
501 Route 22
Bridgewater, NJ 08807

Judith A. Gulotta                      Vice President
10 Park Avenue
Morristown, NJ 07962

Jeffrey P. Halperin                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Regynald Heurtelou                     Vice President
334 Madison Avenue
Morristown, NJ 07960

Gregory E. Illson                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------  -------------------------------------

John J. Iwanicki                       Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Karen A. Johnson                       Vice President
One Financial Center
21st Floor
Boston, MA 02111

Derrick L. Kelson                      Vice President
1200 Abernathy Road
Suite 1400
Atlanta, GA 30328

James W. Koeger                        Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Cynthia A. Mallet Kosakowski           Vice President
One Financial Center
21st Floor
Boston, MA 02111

John P. Kyne, III                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Timothy J. McLinden                    Vice President
277 Park Avenue
46th Floor
New York, NY 10172

James J. Reilly                        Vice President
One Financial Center
21st Floor
Boston, MA 02111

Todd Nevenhover                        Vice President
4700 Westown Pkwy
Suite 200
West Des Moines, IA
50266

Mark S. Reilly                         Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277

Thomas J. Schuster                     Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Steven G. Sorrentino                   Vice President
501 Route 22
Bridgewater, NJ 08807

Robert L. Staffier, Jr.                Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Richard A. Stevens                     Vice President
18210 Crane Nest Drive
Tampa, FL 33647


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------  -------------------------------------

Barbara Stroz                          Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277

Nan D. Tecotzky                        Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Mark H. Wilsmann                       Vice President
10 Park Avenue
Morristown, NJ 07962

Jacob M. Jenkelowitz                   Secretary
1095 Avenue of the Americas
New York, NY 10036


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of MetLife Insurance Company USA under Delaware insurance law. MetLife Insurance Company USA is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF March 31, 2015

The following is a list of subsidiaries of MetLife, Inc. updated as of March 31, 2015. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

D. MetLife Chile Inversiones Limitada (Chile) - 70.4345328853% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.0031% by International Technical and Advisory Services Limited ("ITAS").

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.01% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 99.9% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) MetLife Chile Acquisition Co. S.A. (Chile) - 45% of MetLife Chile Acquisition Co. S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 45% is owned by Inversiones MetLife Holdco Tres Limitada and 10% is owned by MetLife Chile Inversiones Limitada.

                  i) Inversiones Previsionales S.A. (Chile) - 99.999% of Inversiones Previsionales S.A. is owned by MetLife Chile Acquisition Co. S.A. and 0.001% is owned by Inversiones MetLife Holdco Tres Limitada.

                        aa) AFP Provida S.A. (Chile) - 51.62% of AFP Provida S.A. is owned by Inversiones Previsionales S.A., 21.97% is owned indirectly (by means of ADR) by MetLife Chile Acquisition Co. S.A., 17.79% is owned directly by MetLife Chile Acquisition Co. S.A. and the remainder is owned by third parties.

                              1) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A. and 0.01% by Inversiones Previsionales S.A.

                                    ii)   AFP Genesis Administradora de Fondos y
                                          Fidecomisos S.A. (Ecuador) - 99.9997%
                                          of AFP Genesis Administradora de
                                          Fondos y Fidecomisos S.A. is owned by
                                          Provida Internacional S.A. and 0.0003%
                                          is owned by Inversiones Previsionales
                                          S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.9% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

E.    MetLife Securities, Inc. (DE)

F.    Enterprise General Insurance Agency, Inc. (DE)

G.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

H.    First MetLife Investors Insurance Company (NY)

I.    Newbury Insurance Company, Limited (DE)

J.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

K.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros S.A. (Argentina)- 79.3196% is owned by MetLife International Holdings, Inc., 2.6753% is owned by Natiloportem Holdings, Inc., 16.2046% by ALICO and 1.8005% by ITAS.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.662% is owned by MetLife International Holdings, Inc., 33.337% is owned by MetLife Worldwide Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.00002% by Natiloportem Holdings, Inc.

      9. MetLife Seguros de Retiro S.A. (Argentina) - 95.5883% is owned by MetLife International Holdings, Inc., 3.1102% is owned by Natiloportem Holdings, Inc., 1.3014% by ALICO and 0.0001% by ITAS.

      10. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      11. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      12.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Limited (Hong Kong)

                  i) BIDV MetLife Life Insurance Limited Liability Company (Vietnam) - 60% of BIDV MetLife Life Insurance Limited Liability Company is held by MetLife Limited (Hong Kong) and the remainder by third parties

      13.   MetLife International Limited, LLC (DE)

      14. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      15.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        aa)   MetLife General Insurance Limited (Australia)

                        bb) MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury Limited and 8.83532% is owned by MetLife Global Holdings Corp. S.A. de C.V.

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aaa)  MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE/Ireland) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        aa) MetLife Pensiones Mexico S.A. (Mexico)- 97.5125% is owned by Metropolitan Global Management, LLC and 2.4875% is owned by MetLife International Holdings, Inc.

                        bb) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        cc) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aaa)   Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bbb)   Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ccc)   MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ddd)   Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    eee)   Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    fff)   Met5 SIEFORE Adicional, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de
                                    C.V.(Mexico) - 99% is owned by MetLife
                                    Mexico S.A. and 1% is owned by MetLife
                                    Mexico Cares, S.A. de C.V.

                        dd) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited) (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

                        ee)   GlobalMKT S.A. (Uruguay)

      16.   MetLife Asia Limited (Hong Kong)

      17. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      18. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      19. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, Inc. and the remainder by third parties.

L.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    Sandpiper Cove Associates II, LLC

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office LLC (DE) - 73.0284% of Mansell Office LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

            c) Mansell Retail LLC (DE) - 73.0284% of Mansell Retail LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    HPZ Assets LLC (DE)

      9.    Missouri Reinsurance, Inc. (Cayman Islands)

      10.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      11.   ML New River Village III, LLC (DE)

      12.   MetLife RC SF Member, LLC (DE)

      13.   MetLife Private Equity Holdings, LLC (DE)

      14.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   Met Canada Solar ULC (Canada)

      15.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      16.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      17.   MetLife Investments Asia Limited (Hong Kong)

      18. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      19. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada and the remainder is owned by third parties.

      20.   New England Life Insurance Company (MA)

      21.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      22.   Corporate Real Estate Holdings, LLC (DE)

      23. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      24.   MetLife Tower Resources Group, Inc. (DE)

      25.   Headland-Pacific Palisades, LLC (CA)

      26. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      27.   WFP 1000 Holding Company GP, LLC (DE)

      28.   White Oak Royalty Company (OK)

      29.   500 Grant Street GP LLC (DE)

      30. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      31. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      32.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Associates LLC (DE)

      33.   Euro CL Investments, LLC (DE)

      34.   MEX DF Properties, LLC (DE)

      35. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      36.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      37.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      38.   MLIC Asset Holdings LLC (DE)

      39.   85 Broad Street Mezzanine LLC (DE)

            a) 85 Broad Street LLC (DE) - 49.9% of 85 Broad Street LLC is owned by a third party.

      40.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      41.   ML Bridgeside Apartments LLC (DE)

      42. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      43.   MLIC CB Holdings LLC (DE)

      44. Met II Office Mezzanine LLC, (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office LLC (FL)

      45.   The Worthington Series Trust (DE)

      46. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 31.707% by MetLife Insurance Company USA and 4.878% by General American Life Insurance Company.

      47.   Oconee Hotel Company, LLC (DE)

      48.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      49.   1201 TAB Manager, LLC (DE)

      50. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 27.24% is owned by MetLife Insurance Company USA and 3.10% is owned by Metropolitan Property and Casualty Insurance Company.

            a) 1201 TAB Owner, LLC (DE) - 50% of 1201 TAB Owner, LLC is owned by Metlife 1201 TAB Member, LLC and the remainder is owned by a third party. Metlife 1201 TAB Manager, LLC is the manager of 1201 TAB Owner, LLC.

      51. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Insurance Company USA and 10.99% is owned by New
            England Life Insurance Company.

      52.   Ashton Southend GP, LLC (DE)

      53. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      54. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      55. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56.   Ardrey Kell Townhomes, LLC (DE)

      57.   Boulevard Residential, LLC (DE)

      58.   465 N. Park Drive, LLC (DE)

      59.   Ashton Judiciary Square, LLC (DE)

      60. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      61. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      62.   Marketplace Residences, LLC (DE)

      63.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      64.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      65.   Haskell East Village, LLC (DE)

      66. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      67.   ML Terraces, LLC (DE)

      68.   Chestnut Flats Wind, LLC (DE)

      69.   MetLife 425 MKT Member, LLC (DE)

            a) 425 MKT, LLC (DE) - 52.5% of 425 MKT, LLC is owned by MetLife 425 MKT Member, LLC and 47.5% is owned by a third party. 425 MKT, LLC is the managing member of 425 MKT REIT, LLC.

                 i) 425 MKT REIT, LLC (DE) - 99.9% of 425 MKT REIT, LLC is owned by 425 MKT, LLC and the remaining 0.1% by third parties.

      70.   MetLife OFC Member, LLC (DE)

            a) OFC Boston, LLC (DE) - 52.5% of OFC Boston, LLC is owned by MetLife OFC Member, LLC and 47.5% is owned by a third party.

                 i) OFC REIT, LLC (DE) - 99.9% of OFC REIT, LLC is owned by OFC Boston, LLC and the remaining 0.1% is owned by third parties.

                      1)   Dewey Square Tower Associates, LLC (MA)

      71. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investor, LLC is owned by MLIC and 15% is owned by MetLife Insurance Company USA.

      72. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MetLife Insurance Company USA.

      73. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 10.563% by MetLife Insurance Company USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

            a) ML - AI Venture 1, LLC (DE) - 51% of ML-AI Venture 1, LLC is owned by ML-AI MetLife Member 1, LLC and 49% is owned by a third party. MetLife Investment Management, LLC is the asset manager.

                 i)   ML-AI 125 Wacker, LLC (DE)

      74.   MetLife CB W/A, LLC (DE)

      75. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MetLife Insurance Company USA.

      76.   10700 Wilshire, LLC (DE)

      77.   Viridian Miracle Mile, LLC (DE)

      78. MetLife 555 12th Member, LLC (DE) - MetLife 555 12th Member, LLC is owned at 69.4% by MLIC, 25.2% by MetLife Insurance Company USA and 5.4% by GALIC.

            a) 555 12th, LLC (DE) - 52.5% of 555 12th, LLC is owned by MetLife 555 12th Member, LLC and the remainder by a third party.

                 i) 555 12th REIT, LLC (DE) - 99.99% of 555 12th REIT, LLC is owned by 555 12th, LLC and the remaining 0.01% by third parties.

      79.   MetLife OBS Member, LLC (DE)

          a) OBS Boston, LLC (DE) - 52.5% of OBS Boston, LLC is owned by MetLife OBS Member, LLC and the remaining by third parties

                i) OBS REIT, LLC (DE) - 99.98% of OBS REIT, LLC is owned by OBS Boston, LLC and the remaining 0.02% by third parties

                      1)    OBS BOS Services, LLC (DE)

      80.   MetLife 1007 Stewart, LLC (DE)

      81.   ML-AI MetLife Member 2, LLC (DE)

            a) ML-AI Venture 2, LLC (DE) - 50% of ML-AI Venture 2, LLC is owned by ML-AI MetLife Member 2, LLC and the remaining by third parties.

                 i)   ML-AI Normandale, LLC

      82. 655 West Broadway, LLC (DE) - 90% of 655 West Broadway, LLC is owned by MLIC and 10% by Metropolitan Tower Realty Company, Inc.

      83.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      aa)   LHCW Hotel Holding LLC (DE)

                            1)   LHCW Hotel Holding (2002) LLC (DE)

                            2)   LHCW Hotel Operating Company (2002) LLC (DE)

      84. ML Mililani Member, LLC (DE)- is owned at 70% by MLIC, 25% by MetLife Insurance Company USA and 5% by General American Life Insurance Company.

M.    MetLife Capital Trust IV (DE)

N.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    MetLife Canadian Property Ventures LLC (NY)

      3.    Metropolitan Connecticut Property Ventures, LLC (DE)

      4.    Euro TI Investments LLC (DE)

      5.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      6. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      7.    MetLife USA Assignment Company (CT)

      8.    TIC European Real Estate LP, LLC (DE)

      9.    MetLife European Holdings, LLC (DE)

      10.   Euro TL Investments LLC (DE)

      11.   Corrigan TLP LLC (DE)

      12.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      13. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company USA and Metropolitan Life Insurance Company.

      14.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      15.   TLA Holdings II LLC (DE)

      16.   TLA Holdings III LLC (DE)

      17. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company USA and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

      18. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

O.    MetLife Reinsurance Company of South Carolina (SC)

P.    MetLife Investment Management, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by MetLife Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 87.77% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.54% is owned by MetLife Insurance Company of Korea Limited, 2.67% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

           d) MetLife International PE Fund III, LP - 96.57% if the limited partnership interests of MetLife International PE Fund III, LP is owned by MetLife Insurance K.K., 2.82% is owned by MetLife Limited (Hong Kong) and 0.61% is owned by Metropolitan Insurance Company of Hong Kong Limited.

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company USA owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     aa) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC holds the following single-property limited liability companies: MCP 7 Riverway, LLC; MCP SoCal Industrial-Redondo, LLC; MCP SoCal Industrial-Springdale, LLC; MCP SoCal Industrial-Concourse, LLC; MCP SoCal Industrial-Kellwood, LLC; MCP SoCal Industrial-Bernado, LLC; MCP SoCal Industrial-Canyon, LLC; MCP SoCal Industrial-Anaheim, LLC; MCP SoCal Industrial-LAX, LLC; MCP SoCal Industrial-Fullerton, LLC; MCP SoCal Industrial-Ontario, LLC; MCP SoCal Industrial-Loker, LLC; MCP Paragon Point, LLC; MCP 4600 South Syracuse, LLC; MCP The Palms at Doral, LLC; MCP Waterford Atrium, LLC; MCP EnV Chicago, LLC; MCP 100 Congress, LLC; MCP 1900 McKinney, LLC; MCP 550 West Washington, LLC; MCP Main Street Village, LLC; MCP Lodge At Lakecrest, LLC; MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC; MCP Plaza at Legacy, LLC; MCP VOA Holdings, LLC; MCP VOA I & III, LLC; MCP VOA II, LLC and MCP 9020 Murphy Road, LLC.

Q.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

R.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

S.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

T.    MetLife Capital Trust X (DE)

U.    Cova Life Management Company (DE)

V.    MetLife Reinsurance Company of Charleston (SC)

W.    MetLife Reinsurance Company of Vermont (VT)

X.    Delaware American Life Insurance Company (DE)

Y.    Federal Flood Certification LLC (TX)

Z.    American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        aa) ZAO Master D (Russia)

                           1) Joint Stock Company MetLife Insurance Company
                              (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                       aa) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv) MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)  MetLife Investment Management Limited (United Kingdom)

                   vi) MetLife EU Holding Company Limited (Ireland)

                       aa) MetLife Europe Limited (Ireland) - 93% of MetLife
                           Europe Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)- 93% of
                           MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Slovakia S.r.o. (Slovakia) - 99.956% of
                           MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       ii) MetLife Solutions S.A.S. (France)

                       jj) Metlife Biztosito Zrt. (Hungary)

                       kk) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by ITAS.

                           1) Metropolitan Life Societate de Administrare a unui
                              Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by Metropolitan Life Asigurari S.A. and 0.0164% is owned by MetLife Services Sp z.o.o.

                           2) Metropolitan Life Training and Consulting S.R.L.
                              (Romania)

                       ll) MetLife AMSLICO poist'ovna, a.s. (Slovakia)

                       mm) MetLife pojist'ovna a.s. (Czech Republic)

                       nn) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           1) MetLife Services Sp z.o.o. (Poland)

                           2) MetLife Towarzystwo Funduszy Inwestycyjnych,
                              S.A. (Poland)

                           3) MetLife Powszechne Towarzystwo Emerytalne S.A.
                              (Poland) - 50% of MetLife Powszechne Towarzystwo Emerytalne S.A. is owned by MetLife Towarzystwo Ubezpieczen na Zycie I Reasekuracji S.A. and the remaining 50% is owned by MetLife EU Holding Company Limited.

                       oo) MetLife Holdings (Cyprus) Limited (Cyprus)

                           1) American Life Insurance Company (CY) Limited
                              (Cyprus)

                           2) Hellenic Alico Life Insurance Company, Ltd.
                              (Cyprus) - 27.5% of Hellenic Alico Life Insurance Company, Ltd. Is owned by American Life Insurance Company (CY) Limited and the remaining is owned by a third party.

                       pp) MetLife Services EOOD (Bulgaria)

                       qq) MetLife Life Insurance S.A. (Greece)

                           1) MetLife Mutual Fund S.A. (Greece) - 90% of MetLife
                              Mutual Fund S.A. is owned by MetLife Life
                              Insurance S.A. (Greece) and the remaining interests are owned by third parties.

                       rr) First American-Hungarian Insurance Agency Limited
                           (Hungary)

                       ss) ALICO Funds Central Europe sprav. Spol., a.s.
                           (Slovakia)

                       tt) UBB-MetLife Zhivotozastrahovatelno Drujestvo AD
                           (Bulgaria - 40% of UBB-MetLife Zhivotozastrahovatelno Drujestvo AD is owned by MetLife EU Holding Company Limited and the rest by third parties.

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4. IGI Life Insurance Limited (Pakistan) - 12.296% of IGI Life Insurance Limited is owned by ALICO and the remaining is owned by third parties.

      5.    International Investment Holding Company Limited (Russia)

      6. MetLife Akcionarsko Drustvo za Zivotno Osiguranje (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by ITAS.

      7.    ALICO Management Services Limited (United Kingdom)

      8. PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by ALICO, 0.0006% is owned by ITAS and the remaining 0.0006% is owned by Borderland Investment Limited.

      9.    Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      10. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      11.   ALICO Operations LLC (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      12. MetLife Colombia Seguros de Vida S.A. (Colombia) - 90.9999942% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 9.0000011% is owned by ITAS, 0.00000157% is owned by Borderland Investments Limited, 0.00000157% by MetLife International Holdings, Inc. and 0.00000157% by Natiloportem Holdings, Inc.

      13. MetLife Mas, S.A. de C.V. (Mexico) - 99.99964399% of MetLife Mas, SA de CV is owned by ALICO and 0.00035601% is owned by ITAS.

      14. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      15. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      16.   Alpha Properties, Inc. (USA-Delaware)

      17.   Beta Properties, Inc. (USA-Delaware)

      18.   Delta Properties Japan, Inc. (USA-Delaware)

      19.   Epsilon Properties Japan, Inc. (USA-Delaware)

      20.   Iris Properties, Inc. (USA-Delaware)

      21.   Kappa Properties Japan, Inc. (USA-Delaware)

      22. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties.

AA.   MetLife Global Benefits, Ltd. (Cayman Islands)

AB. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.999338695% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.00065469% is owned by MetLife International Holdings, Inc. and 0.000006613% is owned by Natiloportem.

AC.   MetLife Consumer Services, Inc. (DE)

AD.   MetLife Reinsurance Company of Delaware (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS



As of May 31, 2015, there were 399,873 owners of qualified contracts and 178,321 owners of non-qualified contracts offered by the Registrant (MetLife Investors USA Separate Account A).


ITEM 28. INDEMNIFICATION


    As described in their respective governing documents, MetLife, Inc.(the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter")) and the Depositor, each of which is incorporated in the state of Delaware, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of that person's service as a director, officer, or agent of the respective company, under certain circumstances, against liabilities and expenses incurred by such person (except, with respect to the Depositor, as described below regarding MetLife Employees).


    As described in its governing documents, the Underwriter, which is incorporated in the state of Missouri, may indemnify, under certain circumstances, any person who is made a party to any civil or criminal suit, or made a subject of any administrative or investigative proceeding by reason of the fact that he is or was a director, officer, or agent of the Underwriter. The Underwriter also has such other and further powers of indemnification as are not inconsistent with the laws of Missouri.


    MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.


    MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

Met Investors Series Trust
MetLife Investors USA Variable Life Account A
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
Metropolitan Life Variable Annuity Separate Account II
MetLife of CT Separate Account Eleven for Variable Annuities
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund
Metropolitan Tower Separate Account One
Metropolitan Tower Separate Account Two
New England Life Retirement Investment Account
New England Variable Annuity Fund I
New England Variable Annuity Separate Account
New England Variable Life Separate Account
Separate Account No. 13S


  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.

NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------  ---------------------------------------

Elizabeth M. Forget                    Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Paul A. LaPiana                        Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Gerard J. Nigro                        Director and Senior Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Lance Carlson                          President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------  --------------------------------------------

Kieran R. Mullins                      Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Barbara A. Dare                        Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Donald Leintz                          Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

John P. Kyne, III                      Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

John G. Martinez                       Vice President and Chief Financial Officer
18210 Crane Nest Drive
Tampa, FL 33647

Tyla L. Reynolds                       Vice President and Secretary
600 North King Street
Wilmington, DE 19801

Marlene B. Debel                       Treasurer
1095 Avenue of the Americas
New York, NY 10036


  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                   (1)                            (2)               (3)             (4)            (5)
                                            NET UNDERWRITING
                                             DISCOUNTS AND      COMPENSATION     BROKERAGE        OTHER
NAME OF PRINCIPAL UNDERWRITER                 COMMISSIONS      ON REDEMPTION    COMMISSIONS    COMPENSATION
-----------------------------------------  -----------------  ---------------  -------------  -------------

 MetLife Investors Distribution Company      $463,545,565          $0              $0             $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036


    (e) MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277


    (f) MetLife, 18210 Crane Nest Drive, Tampa, FL 33647


    (g) MetLife, One Financial Center, Boston, MA 02111


    (h) MetLife, 200 Park Avenue, New York, NY 10166


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.

ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


                                REPRESENTATIONS


    MetLife Insurance Company USA ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on the 14th day of July, 2015.

   METLIFE INVESTORS USA SEPARATE ACCOUNT A
   (Registrant)

   By:   METLIFE INSURANCE COMPANY USA
   By:   /s/ Gregory E. Illson
         ----------------------------------------
         Gregory E. Illson
         Vice President
   By:   METLIFE INSURANCE COMPANY USA
          (Depositor)
   By:   /s/ Gregory E. Illson
         ----------------------------------------
         Gregory E. Illson
         Vice President

    As required by the Securities Act of 1933 this Registration Statement has been signed by the following persons in the capacities indicated on July 14, 2015.

/s/ Eric T. Steigerwalt*           Director, Chairman of the Board, President and Chief
--------------------------------
                                   Executive Officer
Eric T. Steigerwalt
/s/ Elizabeth M. Forget*           Director and Senior Vice President
--------------------------------
Elizabeth M. Forget
/s/ Gene L. Lunman*                Director and Senior Vice President
--------------------------------
Gene L. Lunman
/s/ Peter M. Carlson*              Executive Vice President and Chief Accounting Officer
--------------------------------
Peter M. Carlson
/s/ Anant Bhalla*                  Senior Vice President and Chief Financial Officer
--------------------------------
Anant Bhalla


*By:   /s/ John M. Richards
       ----------------------------------------
       John M. Richards, Attorney-In-Fact
       July 14, 2015

 * MetLife Insurance Company USA. Executed by John M. Richards, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File Nos. 333-200234/811-03365) filed as Exhibit 13 on April 15, 2015.

                               INDEX TO EXHIBITS


10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)